Financial risk management - Disclosure of Detailed Information about Borrowings Explanatory (Detail) - EUR (€) € in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	1.80%	1.10%
Secured bank loan | 1% Nominal interest rate
Disclosure of detailed information about borrowings [line items]
Currency	EUR
Nominal interest rate	1.00%
Year of maturity	2026
Carrying amount	€ 0.4	€ 0.5
Face value	€ 0.3	0.4
Secured bank loan | 1.3% Nominal interest rate
Disclosure of detailed information about borrowings [line items]
Currency	EUR
Nominal interest rate	1.30%
Year of maturity	2025
Carrying amount	€ 0.3	0.4
Face value	€ 0.3	0.4
Secured bank loan | 1.55% Nominal interest rate
Disclosure of detailed information about borrowings [line items]
Currency	EUR
Nominal interest rate	1.55%
Year of maturity	2025
Carrying amount	€ 0.3	0.4
Face value	€ 0.3	0.4
Secured bank loan | 0.9% Nominal interest rate
Disclosure of detailed information about borrowings [line items]
Currency	EUR
Nominal interest rate	0.90%
Year of maturity	2025
Carrying amount	€ 0.2	0.2
Face value	€ 0.2	0.2
Secured bank loan | 1.3% Nominal interest rate
Disclosure of detailed information about borrowings [line items]
Currency	EUR
Nominal interest rate	1.25%
Year of maturity	2024
Carrying amount	€ 0.4	0.6
Face value	€ 0.4	0.6
Secured bank loan | 1% Nominal interest rate
Disclosure of detailed information about borrowings [line items]
Currency	EUR
Nominal interest rate	0.60%
Year of maturity	2024
Carrying amount	€ 0.2	0.2
Face value	€ 0.2	0.2
Secured bank loan | 0.3% Nominal interest rate
Disclosure of detailed information about borrowings [line items]
Currency	EUR
Nominal interest rate	0.25%
Year of maturity	2026
Carrying amount	€ 1.8	2.0
Face value	€ 1.8	2.0
Secured bank loan | 0.3% Nominal interest rate
Disclosure of detailed information about borrowings [line items]
Currency	EUR
Nominal interest rate	0.25%
Year of maturity	2026
Carrying amount	€ 1.8	2.0
Face value	€ 1.8	2.0
Secured bank loan | EURIBOR+3.5% margin Nominal interest rate
Disclosure of detailed information about borrowings [line items]
Currency	EUR
Nominal interest rate	0.035%
Year of maturity	2024
Carrying amount	€ 100.3	75.2
Face value	€ 100.0	75.0
Unsecured bank loan | 3% Nominal interest rate
Disclosure of detailed information about borrowings [line items]
Currency	USD
Nominal interest rate	2.50%
Year of maturity	2023
Carrying amount	€ 2.2	0.0
Face value	€ 2.2	0.0
Unsecured bank loan | EURIBOR+5% margin Nominal interest rate (a)
Disclosure of detailed information about borrowings [line items]
Currency	EUR
Nominal interest rate	0.05%
Year of maturity	2025
Carrying amount	€ 51.2	0.0
Face value	€ 50.0	0.0
Unsecured bank loan | EURIBOR+5% margin Nominal interest rate (b)
Disclosure of detailed information about borrowings [line items]
Currency	EUR
Nominal interest rate	0.05%
Year of maturity	2025
Carrying amount	€ 30.2	0.0
Face value	€ 30.0	€ 0.0